ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Jinjiang Fuxin Electroplating Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Provision of electroplating services for zipper sliders
Ownership	100.00%	100.00%
Xiamen Xinfuxing Industrial Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Real estate development
Ownership	100.00%	100.00%
Xiamen Xinfuxing Property Management Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	To handle property management and realtor services for the Company’s Xiamen headquarters
Ownership	80.00%	80.00%
Jade Star Group Holdings Limited [Member]
Entity Incorporation, State Country Name	British Virgin Islands
Principal Activities	Investment holding
Ownership	100.00%	100.00%
Fuxing China Group Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Principal Activities	Investment holding, to facilitate the application of the State-owned Land Use Right Certificate in respect of the Land Parcel
Ownership	100.00%	100.00%
Jinjiang Fookhing Zipper Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Production and sale of finished zippers and zipper chains
Ownership	100.00%	100.00%
Jinjiang Fuxing Dress Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Production and sale of zipper sliders
Ownership	100.00%	100.00%
Fook Hing Group Trading Company Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Principal Activities	Trading of textile raw and auxiliary materials for textile sector
Ownership	100.00%	100.00%
Jinjiang Fulong Zipper and Weaving Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Color dyeing of fabric tapes for zippers
Ownership	100.00%	100.00%
Jinjiang Jianxin Weaving Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Principal Activities	Manufacturing and sales of dyed yarn
Ownership	100.00%	100.00%